Related Party Transactions and Balances - (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances
Lease payments - interest and principal	$ 1,347,197	$ 1,307,015	$ 4,040,392	$ 2,213,325	$ 4,863,938	$ 0
Administrative fees and other costs	0	0	0	5,000	5,000	351,449
Amounts paid to trelated party	$ 1,347,197	$ 1,307,015	$ 4,040,392	$ 2,218,325	$ 4,868,938	$ 351,449